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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:

                           RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                                TACOMA, WA 98402

2. Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

3.       Investment Company Act File Number: 811-3153

         Securities Act File Number:         2-71299

4(a).    Last day of fiscal year for which this Form is filed:

                                    10/31/06

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). N/A

         Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).    [ ] Check box if this is the last time the issuer will be filing this
         Form.   N/A

5.       Calculation of registration fee:


   (i)   Aggregate sale price of securities
         sold during the fiscal year
         pursuant to section 24(f):
         (see attached Exhibit 1)                          $  35,283,796,102.29
                                                           --------------------

  (ii)   Aggregate price of securities
         redeemed or repurchased during the
         fiscal year (see Exhibit C)                       $ (28,138,215,873.31)
                                                           --------------------


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
 (iii)   Aggregate price of securities
         redeemed or repurchased during
         any prior fiscal year ending no
         earlier than October 11, 1995 that
         were not previously used to
         reduce registration fees payable to
         the Commission:                                   $                  0
                                                           --------------------

  (iv)   Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                     $ (28,138,215,873.31)
                                                           --------------------

   (v)   Net sales -- if Item 5(i) is greater
         than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                            $   7,145,580,228.98
                                                           --------------------

  (vi)   Redemption credits available for
         use in future years -- if Item 5(i)
         is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)                         $(        0         )
                                                           --------------------

 (vii)   Multiplier for determining
         registration fee (See Instruction
         C.8):                                             x           .0001070
                                                           --------------------

(viii)   Registration fee due [multiply
         Item 5(v) by Item 5(vii)] (enter
         "0" if no fee is due):                            =        $764,577.08
                                                           ====================


6. Prepaid Shares -- If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):


8. Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

                                                           = $764,577.08
                                                           =============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 29, 2007.


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         Account Number: 910-8739
                         --------

         Method of Delivery:

                  [X]      Wire transfer
                  [ ]      Mail or other means


                                   SIGNATURES

         This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ David Craig



                                    David Craig, Assistant Treasurer
                                    -----------------------------------

Dated:                              January 29, 2007
                                    -----------------------------------


                  * Please print the name and title of the signing officer below the signature.